SEGMENT REPORTING (Concentration Percentages) (Details) (Net sales [Member])	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cleaning [Member] | Liquid Bleach [Member]
Concentration Risk [Line Items]
Concentration percentage	26.00%	26.00%	26.00%
Household [Member] | Trash Bags [Member]
Concentration Risk [Line Items]
Concentration percentage	36.00%	37.00%	35.00%
Household [Member] | Charcoal [Member]
Concentration Risk [Line Items]
Concentration percentage	34.00%	32.00%	35.00%
International [Member] | Liquid Bleach [Member]
Concentration Risk [Line Items]
Concentration percentage	28.00%	28.00%	27.00%
International [Member] | Trash Bags [Member]
Concentration Risk [Line Items]
Concentration percentage	8.00%	10.00%	10.00%
Customer Concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	45.00%	45.00%	45.00%
Customer Concentration [Member] | Walmart Stores, Inc. [Member]
Concentration Risk [Line Items]
Concentration percentage	27.00%	27.00%	27.00%
Product Concentration [Member] | Liquid Bleach [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%	14.00%	14.00%
Product Concentration [Member] | Trash Bags [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%	13.00%	13.00%
Product Concentration [Member] | Charcoal [Member]
Concentration Risk [Line Items]
Concentration percentage	11.00%	10.00%	11.00%